Assets Held for Sale and Divested Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of carrying amount of major classes of assets and liabilities that are included in Assets held for sale and Liabilities held for sale related to the divested operations

As of December 31,
2019
Assets:
Current assets:
Cash and cash equivalents	$384
Prepaid expenses	1,692
Other current assets	198
Total current assets	2,274
Computer hardware and other property, net	2,961
Other intangible assets, net	18,957
Other non-current assets	1,993
Operating lease right-of-use assets	4,434
Total Assets held for sale	$30,619

Liabilities:
Current liabilities:
Accounts payable	$25
Accrued expenses and other current liabilities	1,764
Current portion of deferred revenues	18,067
Current portion of operating lease liabilities	1,314
Total current liabilities	21,170
Non-current portion of deferred revenues	834
Other non-current liabilities	163
Operating lease liabilities	4,701
Total Liabilities held for sale	$26,868